UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09835

Capital Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Capital Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Biotechnology — 1.0%
Genzyme Corp.(1)	20,100	$1,447,602
		$1,447,602
Capital Markets — 4.1%
Aberdeen Asset Management PLC	152,000	$398,277
FCStone Group, Inc.(1)	10,000	279,300
Macquarie Group, Ltd.	46,000	2,143,783
MF Global, Ltd.(1)(2)	523,000	3,300,130
		$6,121,490
Chemicals — 3.5%
Innophos Holdings, Inc.	162,590	$5,194,751
		$5,194,751
Commercial Banks — 1.5%
Banco Itau Holding Financeira SA ADR	106,875	$2,170,631
		$2,170,631
Commercial Services & Supplies — 1.2%
CoStar Group, Inc.(1)(2)	22,300	$991,235
Waste Management, Inc.	20,000	754,200
		$1,745,435
Communications Equipment — 3.8%
Research In Motion, Ltd.(1)	37,136	$4,341,198
Riverbed Technology, Inc.(1)(2)	94,000	1,289,680
		$5,630,878
Computer Peripherals — 1.4%
Apple, Inc.(1)	12,400	$2,076,256
		$2,076,256
Construction & Engineering — 2.5%
Chicago Bridge & Iron Co. NV	52,000	$2,070,640
Northwest Pipe Co.(1)	30,000	1,674,000
		$3,744,640

Security	Shares	Value
Containers & Packaging — 0.4%
Owens-Illinois, Inc.(1)	14,600	$608,674
		$608,674
Diversified Financial Services — 0.5%
IntercontinentalExchange, Inc.(1)	6,000	$684,000
		$684,000
Diversified Telecommunication Services — 1.4%
Cogent Communications Group, Inc.(1)(2)	154,000	$2,063,600
		$2,063,600
Electrical Equipment — 6.6%
First Solar, Inc.(1)	2,500	$682,050
GrafTech International, Ltd.(1)	187,019	5,017,720
JA Solar Holdings Co., Ltd. ADR(1)(2)	218,800	3,686,780
Suntech Power Holdings Co., Ltd. ADR(1)(2)	14,000	524,440
		$9,910,990
Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc.	17,700	$2,462,778
		$2,462,778
Health Care Equipment & Supplies — 1.5%
ArthroCare Corp.(1)(2)	17,000	$693,770
Edwards Lifesciences Corp.(1)(2)	12,300	763,092
Masimo Corp.(1)	21,000	721,350
		$2,178,212
Health Care Providers & Services — 0.7%
DaVita, Inc.(1)	13,500	$717,255
Healthways, Inc.(1)	9,579	283,538
		$1,000,793
Hotels, Restaurants & Leisure — 1.5%
Scientific Games Corp., Class A(1)(2)	74,500	$2,206,690
		$2,206,690
Household Durables — 0.2%
Centex Corp.	28,192	$376,927
		$376,927

See notes to financial statements

Capital Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Internet & Catalog Retail — 3.0%
NutriSystem, Inc.(2)	33,000	$466,620
Orbitz Worldwide, Inc.(1)(2)	107,000	536,070
Priceline.com, Inc.(1)(2)	30,400	3,509,984
		$4,512,674
Internet Software & Services — 4.8%
Absolute Software Corp.(1)	100,000	$1,033,956
Bankrate, Inc.(1)(2)	51,300	2,004,291
Equinix, Inc.(1)(2)	15,700	1,400,754
Google, Inc., Class A(1)	4,993	2,628,415
Switch & Data Facilities Co., Inc.(1)	6,178	104,964
		$7,172,380
Investment Services — 0.9%
Heckmann Corp.(1)(2)	154,000	$1,379,840
		$1,379,840
IT Services — 1.1%
MasterCard, Inc., Class A	6,300	$1,672,776
		$1,672,776
Machinery — 3.3%
Colfax Corp.(1)	15,016	$376,752
Flowserve Corp.	17,000	2,323,900
Titan International, Inc.	61,200	2,179,944
		$4,880,596
Media — 0.5%
Central European Media Enterprises, Ltd., Class A(1)(2)	8,423	$762,534
		$762,534
Metals & Mining — 12.6%
Consolidated Thompson Iron Mines, Ltd.(1)	159,000	$1,401,074
Eldorado Gold Corp.(1)	171,000	1,479,150
Fording Canadian Coal Trust(2)	42,700	4,082,547
Gammon Gold, Inc.(1)(2)	186,146	2,019,684
Golden Star Resources, Ltd.(1)	471,000	1,266,990
Roca Mines, Inc.(1)	79,770	174,550
Silver Wheaton Corp.(1)	105,000	1,538,250
Thompson Creek Metals Co., Inc.(1)	195,256	3,833,719

Security	Shares	Value
Metals & Mining (continued)
United States Steel Corp.	15,800	$2,919,524
Western Copper Corp.(1)	70,000	87,625
		$18,803,113
Multiline Retail — 2.9%
Big Lots, Inc.(1)(2)	83,930	$2,621,973
Dollar Tree, Inc.(1)	50,000	1,634,500
		$4,256,473
Oil, Gas & Consumable Fuels — 22.7%
Alpha Natural Resources, Inc.(1)(2)	54,200	$5,652,518
Centennial Coal Co., Ltd.	290,000	1,553,024
Gasco Energy, Inc.(1)(2)	194,000	805,100
Goodrich Petroleum Corp.(1)(2)	28,030	2,324,248
Hess Corp.	47,200	5,956,168
Massey Energy Co.	63,244	5,929,125
Patriot Coal Corp.(1)(2)	44,100	6,760,089
Quicksilver Resources, Inc.(1)(2)	33,787	1,305,530
Range Resources Corp.	9,500	622,630
Rex Energy Corp.(1)	16,896	446,054
Rosetta Resources, Inc.(1)	42,600	1,214,100
SandRidge Energy, Inc.(1)	9,551	616,804
TXCO Resources, Inc.(1)(2)	49,000	576,240
		$33,761,630
Pharmaceuticals — 2.8%
Elan Corp. PLC ADR(1)	111,000	$3,946,050
Perrigo Co.	9,000	285,930
		$4,231,980
Semiconductors & Semiconductor Equipment — 7.0%
Atheros Communications, Inc.(1)	107,900	$3,237,000
ON Semiconductor Corp.(1)	147,000	1,347,990
Renesola, Ltd.(1)(2)	407,000	3,577,151
Renesola, Ltd. ADR(1)(2)	132,437	2,291,160
		$10,453,301
Specialty Retail — 2.9%
Advance Auto Parts, Inc.	19,000	$737,770
Coldwater Creek, Inc.(1)(2)	147,000	776,160

See notes to financial statements

Capital Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail (continued)
Lumber Liquidators, Inc.(1)(2)	40,000	$520,000
Office Depot, Inc.(1)	98,000	1,072,120
Pier 1 Imports, Inc.(1)(2)	198,448	682,661
TJX Companies, Inc. (The)	18,000	566,460
		$4,355,171
Textiles, Apparel & Luxury Goods — 1.1%
Gildan Activewear, Inc.(1)	62,800	$1,625,264
		$1,625,264
Total Common Stocks (identified cost $113,721,173)		$147,492,079
Short-Term Investments — 35.9%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.83%(3)(4)	50,504	$50,503,693
Investment in Cash Management Portfolio, 2.28%(4)	$3,059	3,059,154
Total Short-Term Investments (identified cost $53,562,847)		$53,562,847
Total Investments — 134.9% (identified cost $167,284,020)		$201,054,926
Other Assets, Less Liabilities — (34.9)%		$(52,055,872)
Net Assets — 100.0%		$148,999,054

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at June 30, 2008.

(3)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements

Capital Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value including $47,949,389 of securities on loan (identified cost, $113,721,173)	$147,492,079
Affiliated investments, at value (identified cost, $53,562,847)	53,562,847
Receivable for investments sold	2,610,821
Dividends and interest receivable	219,998
Interest receivable from affiliated investment	5,009
Securities lending income receivable	167,282
Total assets	$204,058,036
Liabilities
Collateral for securities loaned	$50,503,693
Payable for investments purchased	4,417,784
Payable to affiliate for investment adviser fee	78,302
Payable to affiliate for Trustees' fees	279
Accrued expenses	58,924
Total liabilities	$55,058,982
Net Assets applicable to investors' interest in Portfolio	$148,999,054
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$115,229,290
Net unrealized appreciation (computed on the basis of identified cost)	33,769,764
Total	$148,999,054

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $20,359)	$490,774
Interest	45
Securities lending income, net	344,872
Interest income allocated from affiliated investment	148,595
Expenses allocated from affiliated investment	(20,153)
Total investment income	$964,133
Expenses
Investment adviser fee	$390,617
Trustees' fees and expenses	2,842
Custodian fee	46,218
Legal and accounting services	35,936
Miscellaneous	2,803
Total expenses	$478,416
Net investment income	$485,717
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$96,693
Foreign currency transactions	(298)
Net realized gain	$96,395
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,699,450
Foreign currency	(1,116)
Net change in unrealized appreciation (depreciation)	$3,698,334
Net realized and unrealized gain	$3,794,729
Net increase in net assets from operations	$4,280,446

See notes to financial statements

Capital Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$485,717	$971,807
Net realized gain from investment and foreign currency transactions	96,395	24,567,250
Net change in unrealized appreciation (depreciation) of investments and foreign currency	3,698,334	4,725,370
Net increase in net assets from operations	$4,280,446	$30,264,427
Capital transactions — Contributions	$23,292,735	$25,178,268
Withdrawals	(15,970,744)	(23,327,100)
Net increase in net assets from capital transactions	$7,321,991	$1,851,168
Net increase in net assets	$11,602,437	$32,115,595
Net Assets
At beginning of period	$137,396,617	$105,281,022
At end of period	$148,999,054	$137,396,617

See notes to financial statements

Capital Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.77	%(4)	0.76%	0.76	%(2)	0.75	%(2)	0.77	%(2)	0.73%
Net investment income (loss)	0.75	%(4)	0.84%	0.80%		0.24%		(0.08)%		(0.45)%
Portfolio Turnover	113	%(5)	175%	158%		222%		213%		240%
Total Return	2.96	%(5)	31.07%	19.52%		3.32%		14.79	%(3)	31.99%
Net assets, end of period (000's omitted)	$148,999		$137,397	$105,281		$113,076		$102,319		$88,195

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006 and 2004 and equal to 0.01% of average daily net assets for the year ended December 31, 2005).

(3)  The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

(4)  Annualized.

(5)  Not annualized.

See notes to financial statements

Capital Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek growth of capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Balanced Fund held an 84.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate,

Capital Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory service rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to and including $170 million and 0.50% of average daily net assets over $170 million, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $409,516 of which $18,899 was allocated from Cash Management and $390,617 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.625% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Capital Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $156,249,641 and $143,128,419, respectively, for the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal tax income tax basis, were as follows:

Aggregate cost	$167,361,743
Gross unrealized appreciation	$39,870,101
Gross unrealized depreciation	(6,176,918)
Net unrealized appreciation	$33,693,183

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $178,558 for the six months ended June 30, 2008. At June 30, 2008, the value of the securities loaned and the value of the collateral amounted to $47,949,389 and $50,503,693, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$193,382,691
Level 2	Other Significant Observable Inputs	7,672,235
Level 3	Significant Unobservable Inputs	—
Total		$201,054,926

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 13, 2008

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2008